Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	LEASES
(a)Right-of-use assets
The Company’s right-of-use assets mainly relate to leased mobile mining equipment and are included in plant and equipment within mineral properties, plant and equipment (note 9). The following table presents the changes in the carrying amount of the Company’s right-of-use assets during the years ended December 31, 2022 and 2021:

	2022	2021
Balance – beginning of year	$52,707	$16,969
Additions	12,599	51,644
Depreciation	(15,706)	(15,906)
Balance – end of year	$49,600	$52,707
17.    LEASES (CONTINUED)
(b)Lease liabilities
The following is a reconciliation of the changes in the Company’s lease liabilities balance to cash flows arising from financing activities during the years ended December 31, 2022 and 2021:

	2022	2021
Balance – beginning of year	$45,097	$18,884
Financing cash flows:
Lease payments	(23,849)	(24,309)
Other changes:
Additions	12,599	48,687
Interest expense	1,907	2,115
Foreign exchange gain	(40)	(280)
Foreign currency translation	(214)	—
Balance – end of year	$35,500	$45,097

Classified and presented as:
Current(1)	$21,421	$18,154
Non-current(2)	14,079	26,943
	$35,500	$45,097
(1)    Included in other current liabilities.
(2)    Included in other non-current liabilities.
In February 2021, the Company entered into a three-year lease agreement for the use of mining equipment to replace part of the Company’s mining fleet at Mesquite. The equipment was delivered between February and May 2021 and the Company recognized total additions of $39.8 million to right-of-use assets with a corresponding increase to lease liabilities. Under the terms of the agreement, the Company makes quarterly fixed payments over the lease term.
(c)Additional amounts recognized in the consolidated statements of (loss) income and cash flows
In addition to the amounts disclosed in notes 17(a) and 17(b), the Company recognized the following amounts in the consolidated statements of (loss) income and cash flows relating to leases during the years ended December 31, 2022 and 2021:

	2022	2021
Expense and cash flow relating to variable lease payments not included in the measurement of lease liabilities	$48,122	$24,203
Expense and cash flow relating to short-term and low-value leases	7,973	9,413